Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable consist of the following:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Accounts receivable - Product sales	26,739	7,663
Accounts receivable - Online marketing and information service and other service	2,733	4,467
Allowance of expected credit loss	(154)	(206)
Total	29,318	11,924

Movement of allowance for expected credit loss:

	As of March 31,	As of March 31,	As of March 31,
	2024	2025	2026
	RMB	RMB	RMB

At beginning of year	602	486	154
Disposal of a subsidiary	-	-	(85)
Addition/(reversal)	(116)	(332)	137
At end of year	486	154	206